Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.87%
Advertising–1.45%
Trade Desk, Inc. (The), Class A(b)	35,235	$3,080,244
Aerospace & Defense–3.51%
Curtiss-Wright Corp.	12,102	3,097,386
Howmet Aerospace, Inc.	46,046	3,150,928
Huntington Ingalls Industries, Inc.	4,109	1,197,650
		7,445,964
Application Software–3.63%
Autodesk, Inc.(b)	8,506	2,215,133
Manhattan Associates, Inc.(b)	9,718	2,431,735
Tyler Technologies, Inc.(b)	7,208	3,063,472
		7,710,340
Automotive Parts & Equipment–2.33%
Aptiv PLC(b)	29,168	2,323,231
Mobileye Global, Inc., Class A (Israel)(b)(c)	22,795	732,859
Visteon Corp.(b)	16,021	1,884,230
		4,940,320
Biotechnology–1.72%
Ascendis Pharma A/S, ADR (Denmark)(b)	13,095	1,979,571
Biogen, Inc.(b)(c)	7,691	1,658,410
		3,637,981
Building Products–0.78%
Johnson Controls International PLC	25,346	1,655,601
Cargo Ground Transportation–0.66%
J.B. Hunt Transport Services, Inc.	7,004	1,395,547
Communications Equipment–1.22%
Motorola Solutions, Inc.	7,283	2,585,319
Construction Machinery & Heavy Transportation Equipment– 1.28%
Allison Transmission Holdings, Inc.	33,518	2,720,321
Construction Materials–1.54%
Summit Materials, Inc., Class A(b)	73,153	3,260,429
Consumer Staples Merchandise Retail–1.16%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	32,635	2,468,838
Distillers & Vintners–0.94%
Constellation Brands, Inc., Class A	7,362	2,000,697
Distributors–1.18%
LKQ Corp.	46,679	2,493,125
Diversified Financial Services–1.16%
Equitable Holdings, Inc.	64,760	2,461,528
Electrical Components & Equipment–3.83%
Hubbell, Inc.	9,422	3,910,602
Regal Rexnord Corp.(c)	10,325	1,859,533
Rockwell Automation, Inc.	8,092	2,357,442
		8,127,577
Shares		Value
Electronic Equipment & Instruments–0.98%
Keysight Technologies, Inc.(b)	13,318	$2,082,669
Environmental & Facilities Services–1.17%
Republic Services, Inc.	12,999	2,488,528
Financial Exchanges & Data–0.91%
Cboe Global Markets, Inc.	10,552	1,938,719
Footwear–1.35%
Deckers Outdoor Corp.(b)(c)	3,046	2,867,078
Health Care Equipment–2.08%
GE HealthCare Technologies, Inc.(c)	17,240	1,567,289
Zimmer Biomet Holdings, Inc.	21,488	2,835,986
		4,403,275
Health Care Facilities–3.82%
Acadia Healthcare Co., Inc.(b)	28,720	2,275,199
Encompass Health Corp.	28,786	2,377,148
Tenet Healthcare Corp.(b)	32,903	3,458,434
		8,110,781
Health Care Supplies–0.98%
Cooper Cos., Inc. (The)	20,501	2,080,031
Homebuilding–3.41%
D.R. Horton, Inc.	21,024	3,459,499
TopBuild Corp.(b)(c)	8,574	3,778,819
		7,238,318
Hotels, Resorts & Cruise Lines–1.98%
Choice Hotels International, Inc.(c)	19,728	2,492,633
Royal Caribbean Cruises Ltd.(b)	12,301	1,709,962
		4,202,595
Household Products–0.98%
Church & Dwight Co., Inc.	19,915	2,077,334
Human Resource & Employment Services–3.61%
ASGN, Inc.(b)	20,349	2,131,761
Korn Ferry	41,346	2,718,913
Paylocity Holding Corp.(b)(c)	16,363	2,812,145
		7,662,819
Industrial Machinery & Supplies & Components–4.52%
Lincoln Electric Holdings, Inc.(c)	11,650	2,975,876
Parker-Hannifin Corp.	5,993	3,330,849
Xylem, Inc.	25,463	3,290,838
		9,597,563
Industrial REITs–1.44%
First Industrial Realty Trust, Inc.	58,326	3,064,448
Insurance Brokers–1.68%
Arthur J. Gallagher & Co.	14,211	3,553,318
Interactive Home Entertainment–1.18%
Electronic Arts, Inc.	18,895	2,506,800

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Interactive Media & Services–1.04%
Pinterest, Inc., Class A(b)	63,789	$2,211,565
Internet Services & Infrastructure–1.23%
MongoDB, Inc.(b)(c)	7,250	2,600,140
Investment Banking & Brokerage–1.82%
Raymond James Financial, Inc.(c)	30,007	3,853,499
IT Consulting & Other Services–0.76%
Amdocs Ltd.	17,887	1,616,448
Life Sciences Tools & Services–1.60%
Bio-Techne Corp.(c)	23,666	1,665,850
Lonza Group AG (Switzerland)	2,906	1,736,620
		3,402,470
Managed Health Care–0.74%
Molina Healthcare, Inc.(b)	3,839	1,577,176
Metal, Glass & Plastic Containers–1.33%
Silgan Holdings, Inc.	58,240	2,828,134
Multi-Family Residential REITs–1.08%
Mid-America Apartment Communities, Inc.	17,342	2,281,860
Multi-line Insurance–1.64%
American International Group, Inc.	44,463	3,475,673
Multi-Utilities–3.58%
Ameren Corp.	31,885	2,358,214
CMS Energy Corp.	48,464	2,924,318
WEC Energy Group, Inc.	28,259	2,320,629
		7,603,161
Oil & Gas Equipment & Services–0.77%
NOV, Inc.	83,557	1,631,033
Oil & Gas Exploration & Production–2.85%
Chesapeake Energy Corp.	33,130	2,942,938
Marathon Oil Corp.	109,320	3,098,129
		6,041,067
Oil & Gas Storage & Transportation–1.00%
Cheniere Energy, Inc.	13,185	2,126,477
Other Specialized REITs–1.27%
Lamar Advertising Co., Class A	22,465	2,682,546
Other Specialty Retail–1.10%
Tractor Supply Co.(c)	8,882	2,324,597
Packaged Foods & Meats–0.74%
Lamb Weston Holdings, Inc.	14,802	1,576,857
Personal Care Products–0.94%
BellRing Brands, Inc.(b)	33,926	2,002,652
Property & Casualty Insurance–1.34%
Hartford Financial Services Group, Inc. (The)	27,556	2,839,646
Regional Banks–4.39%
Columbia Banking System, Inc.	49,589	959,547
M&T Bank Corp.	22,582	3,284,326
Webster Financial Corp.	58,742	2,982,331
Shares		Value
Regional Banks–(continued)
Wintrust Financial Corp.	19,986	$2,086,339
		9,312,543
Research & Consulting Services–2.24%
CACI International, Inc., Class A(b)	6,790	2,572,256
TransUnion(c)	27,180	2,168,964
		4,741,220
Retail REITs–1.15%
Kimco Realty Corp.	124,844	2,448,191
Semiconductor Materials & Equipment–1.91%
KLA Corp.	2,672	1,866,579
MKS Instruments, Inc.	16,357	2,175,481
		4,042,060
Semiconductors–1.85%
Astera Labs, Inc.(b)	7,376	547,226
Marvell Technology, Inc.	47,665	3,378,495
		3,925,721
Single-Family Residential REITs–1.30%
American Homes 4 Rent, Class A(c)	75,015	2,759,052
Specialty Chemicals–2.53%
DuPont de Nemours, Inc.	35,799	2,744,709
PPG Industries, Inc.	18,152	2,630,225
		5,374,934
Systems Software–1.07%
GitLab, Inc., Class A(b)	38,751	2,259,958
Telecom Tower REITs–0.57%
SBA Communications Corp., Class A	5,611	1,215,904
Trading Companies & Distributors–0.55%
Air Lease Corp., Class A(c)	22,823	1,174,015
Total Common Stocks & Other Equity Interests (Cost $152,864,093)		209,786,706
Money Market Funds–1.19%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	883,867	883,867
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	631,033	631,286
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	1,010,133	1,010,133
Total Money Market Funds (Cost $2,525,286)		2,525,286
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $155,389,379)		212,311,992
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.79%
Invesco Private Government Fund, 7.57%(d)(e)(f)	10,546,655	10,546,655
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	18,714,542	$18,723,899
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,270,732)		29,270,554
TOTAL INVESTMENTS IN SECURITIES–113.85% (Cost $184,660,111)		241,582,546
OTHER ASSETS LESS LIABILITIES—(13.85)%		(29,388,322)
NET ASSETS–100.00%		$212,194,224
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,180,666	$3,844,059	$(4,140,858)	$-	$-	$883,867	$9,229
Invesco Liquid Assets Portfolio, Institutional Class	843,458	2,745,756	(2,957,801)	(360)	233	631,286	6,806
Invesco Treasury Portfolio, Institutional Class	1,349,333	4,393,210	(4,732,410)	-	-	1,010,133	10,525
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,404,703	35,703,616	(32,561,664)	-	-	10,546,655	86,289*
Invesco Private Prime Fund	17,944,145	69,944,880	(69,159,812)	(3,365)	(1,949)	18,723,899	231,100*
Total	$28,722,305	$116,631,521	$(113,552,545)	$(3,725)	$(1,716)	$31,795,840	$343,949

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$208,050,086	$1,736,620	$—	$209,786,706
Money Market Funds	2,525,286	29,270,554	—	31,795,840
Total Investments	$210,575,372	$31,007,174	$—	$241,582,546
Invesco V.I. Main Street Mid Cap Fund®